PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4.	PROPERTY AND EQUIPMENT

The following table sets forth the components of the Company’s property and equipment at June 30, 2021 and December 31, 2020:

	June 30, 2021			December 31, 2020
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Capital assets subject to depreciation:
Computers, software and office equipment	$2,796,301	$(2,393,694)	$402,607	$2,800,872	$(2,257,797)	$543,075
Machinery and equipment	192,812	(161,430)	31,382	192,988	(152,149)	40,839
Vehicles	163,266	(120,839)	42,427	163,525	(106,826)	56,699
Furniture and fixtures	422,522	(376,188)	46,334	422,234	(364,655)	57,579
Leasehold improvements	1,140,927	(953,349)	187,578	1,143,704	(903,381)	240,323
Total fixed assets	4,715,828	(4,005,500)	710,328	4,723,323	(3,784,808)	938,515
Capital assets not subject to depreciation:
Construction in progress	26,530	–	26,530	26,594	–	26,594
Total fixed assets	$4,742,358	$(4,005,500)	$736,858	$4,749,917	$(3,784,808)	$965,109

For the three months ended June 30, 2021 and 2020, the Company recorded depreciation expense of $230,040 and $195,741, respectively.